Background Information	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Background Information

Note 1. General Organization and Business

Rainbow Coral Corp. (the “Company”), a Nevada corporation, was incorporated on August 13, 2010. The Company’s year-end is March 31.

We were formed to build a coral farm facility to develop and propagate (or grow) live coral, independent of the oceans, as a future farm reserve against the decline of natural wild reefs. We intend to grow, harvest, and distribute as many varieties of hard and soft sizes as possible of captive-bred corals that are attractive, to as many consumers as possible who can maintain them in a healthy ecosystem aquarium. We believe that coral and other marine aquarium livestock should be supplied by farms or captive breeders, rather than removed from the natural reefs. The additional uses for coral as a source of potential leading edge medical discoveries are an attractive opportunity for the Company’s coral farming activity. We believe that the world of bioresearch is a natural continuation of our core coral propagation business. Accordingly, on October 23, 2011, we formed a subsidiary, Rainbow Biosciences, LLC to look into the opportunities within the bioscience market. Rainbow Biosciences, LLC will continue to research opportunities into the bioscience markets.

On May 5, 2015, we reincorporated from Florida to Nevada. On May 29, 2015, each shareholder received one share in the Nevada company for each 100 shares they held in the Florida company. Fractional shares were rounded up, and each shareholder received at least five shares. The executive officers and directors of the Nevada company are unchanged from the executive officers and directors of the Florida company. All share and per share amounts have been retroactively restated to reflect the reverse split.

Joint Ventures

On March 13, 2012, the Company entered into a stock purchase agreement (“N3D Stock Purchase Agreement”) with Nano3D Biosciences, Inc. (“N3D”), a Texas corporation that has developed a unique concept in three dimensional cell research tools. Under the terms of the N3D Stock Purchase Agreement, the Company agreed to acquire 604 shares of common stock of N3D, representing approximately 5% of the outstanding shares on the date of the agreement, for a price of $413.62 per share. The total purchase price of $249,826 was to be paid by making weekly payments of $5,000 until fully paid. Under the terms of the N3D Stock Purchase Agreement, we could discontinue payment of the purchase price at any time by providing written notice to N3D. The Company invested $60,000 in N3D resulting in the acquisition of 145 shares of N3D’s common stock.

The Company suspended payments to N3D in May 2012 because of their delay in reaching certain milestones in the commercialization process. The Company wrote off the investment in full due to the uncertainty about whether the carrying amount is recoverable. During the nine months ended December 31, 2015, the Company paid and expensed $10,000 with N3D.

On February 1, 2013, the Company entered into a joint venture agreement with TheraKine Ltd. (“TheraKine”) in order to explore potential business opportunities to exploit TheraKine’s drug delivery technologies. TheraKine is the developer of a revolutionary, sustained-release drug delivery platform that could soon make local delivery of biologic agents and small molecules safer, more effective, and more convenient than ever before. During the nine months ended December 31, 2015, the Company made no payments toward this joint venture.

Note 1. Background Information

RAINBOW CORAL CORP. (the “Company”) was formed to build a coral farm facility to develop and propagate (or grow) live coral, independent of the oceans, as a future farm reserve against the decline of natural wild reefs. We intend to grow, harvest, and distribute as many varieties of hard and soft sizes as possible of captive-bred corals that are attractive, to as many consumers as possible who can maintain them in a healthy ecosystem aquarium. We believe that coral and other marine aquarium livestock should be supplied by farms or captive breeders, rather than removed from the natural reefs. The additional uses for coral as a source of potential leading edge medical discoveries are an attractive opportunity for the Company's coral farming activity. We believe that the world of bioresearch is a natural continuation of our core coral propagation business. Accordingly, on October 23, 2011, the Company formed a subsidiary, Rainbow Biosciences, LLC to look into the opportunities within the bioscience market. Rainbow Biosciences, LLC will continue to research opportunities into the bioscience markets.

The Company was incorporated in Florida on August 13, 2010. The Company's fiscal year end is March 31.

On May 29, 2015, we reincorporated from Florida to Nevada. Each shareholder received one share in the Nevada company for each 100 shares they held in the Florida company. Fractional shares were rounded up, and each shareholder received at least five shares. The stock split did not modify the conversion price of the Company's debt agreements which could substantially dilute existing and future shareholders upon conversion. The Nevada company is authorized to issue 480 million shares of common stock and 20 million shares of preferred stock, each with a par value of $0.001 per share. The board of directors and officers of the Nevada company consists of the same persons who are currently directors and officers.

All share and per share amounts have been retroactively restated in the accompanying financial statements and notes to financial statements to reflect this reverse stock split.

Joint Ventures

On March 13, 2012, the Company entered into a stock purchase agreement (“N3D Stock Purchase Agreement”) with Nano3D Biosciences, Inc. (“N3D”), a Texas corporation that has developed a unique concept in three dimensional cell research tools. Under the terms of the N3D Stock Purchase Agreement, the Company agreed to acquire 604 shares of common stock of N3D, representing approximately 5% of the outstanding shares on the date of the agreement, for a price of $413.62 per share. The total purchase price of $249,826 was to be paid by making weekly payments of $5,000 until fully paid. Under the terms of the N3D Stock Purchase Agreement, we could discontinue payment of the purchase price at any time by providing written notice to N3D. The Company invested $60,000 in N3D resulting in the acquisition of 145 shares of N3D's common stock.

The Company discontinued payments to N3D in May 2012 because of their delay in reaching certain milestones in the commercialization process. The Company wrote off the investment in full due to the uncertainty about whether the carrying amount is recoverable. During the year ended March 31, 2015, the Company paid and expensed $60,000 with N3D.

On February 1, 2013, the Company entered into a joint venture agreement with TheraKine Ltd. (“TheraKine”) in order to explore potential business opportunities to exploit TheraKine's drug delivery technologies. TheraKine is the developer of a revolutionary, sustained-release drug delivery platform that could soon make local delivery of biologic agents and small molecules safer, more effective, and more convenient than ever before. During the year ended March 31, 2015, the Company paid and expensed $20,000 pursuant to this joint venture.